CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014
Net loss	$ (13,140)	$ (7,406)
Foreign currency translation adjustment	0	100
Comprehensive loss	$ (13,140)	$ (7,306)